Income Taxes - Unrecognized Tax Benefits (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance - Beginning of the year	$ 871	$ 1,184
Increases for tax positions related to current year	54	97
Increases for tax positions of prior year	5	0
Decreases for expiring statute of limitations	(33)	(116)
Decreases for tax positions resolved	(424)	(294)
Change in interest	(19)	0
Balance - End of the year	$ 454	$ 871